Equity - Application of IFRS 16, IFRS 15 and IFRS 9 (Details) - EUR (€) € in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reserves within equity [line items]
Equity	€ 25,450	€ 26,996	€ 26,980	€ 29,229	€ 26,618	€ 28,385
Gross impact on equity		16		578
IFRS 16
Disclosure of reserves within equity [line items]
Equity		16
Attributable to equity holders		11
Attributable to non-controlling interest		€ 5
Total
Disclosure of reserves within equity [line items]
Gross impact on equity				785
Tax effect				(207)
Impact on equity				578
Attributable to equity holders				512
Attributable to non-controlling interest				66
IFRS 9
Disclosure of reserves within equity [line items]
Gross impact on equity				(221)
Tax effect				56
Impact on equity				(165)
Attributable to equity holders				(142)
Attributable to non-controlling interest				(23)
IFRS 15
Disclosure of reserves within equity [line items]
Gross impact on equity				1,006
Tax effect				(263)
Impact on equity				743
Attributable to equity holders				654
Attributable to non-controlling interest				€ 89